Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shares	Shares
a) Common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2023	27,827,282	(1,090,187)	26,737,095
Issued upon conversion of convertible debentures	26,576	—	26,576
Retired through share purchase program	(149,408)	—	(149,408)
Purchase of treasury shares	—	(15,641)	(15,641)
Settlement of certain equity classified stock-based compensation	—	105,500	105,500
Issued and outstanding at December 31, 2024	27,704,450	(1,000,328)	26,704,122
Issued upon conversion of convertible debentures (note 14(e))	3,002,231	—	3,002,231
Retired through share purchase program	(1,885,200)	—	(1,885,200)
Purchase of treasury shares	—	(12,604)	(12,604)
Settlement of certain equity classified stock-based compensation	—	141,688	141,688
Issued and outstanding at December 31, 2025	28,821,481	(871,244)	27,950,237
Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2025, the Company withheld the cash equivalent of 120,245 shares for $2,796 to satisfy the recipient tax withholding requirements (year ended December 31, 2024 - 76,542 shares for $2,019).
b) Net income per share

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Net income	$33,834	$44,009
Interest from Convertible Debentures (after tax)	2,977	5,998
Diluted net income available to common shareholders	$36,811	$50,007

Weighted-average number of common shares	28,657,472	26,772,113
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	950,588	1,048,551
Dilutive effect of 5.00% convertible debentures	2,198,241	2,174,773
Dilutive effect of 5.50% convertible debentures	459,828	3,058,440
Weighted-average number of diluted common shares	32,266,129	33,053,877

Basic net income per share	$1.18	$1.64
Diluted net income per share	$1.14	$1.51
For the years ended December 31, 2025, and December 31, 2024, all securities were dilutive.
c) Share purchase program
On November 20, 2025, the Company commenced a normal course issuer bid ("NCIB") under which a maximum number of 2,729,056 common shares were authorized to be purchased. During the year ended December 31, 2025, the Company purchased and subsequently cancelled 253,058 shares under this NCIB, which resulted in a decrease to common shares of $2,282 and a decrease to additional paid-in capital of $2,586. To support the NCIB, the Company entered into an automatic share purchase plan with a designated broker. This plan allows for the purchase of up to 2,729,056 common shares until the NCIB’s expiry on November 19, 2026.
Subsequent to the year ended December 31, 2025, as of March 6, 2026, the Company purchased and subsequently cancelled 407,616 shares under this NCIB, which resulted in a decrease of common shares of $3,655 and an increase to additional paid-in capital of $4,809.
During the year ended December 31, 2025, the Company completed a NCIB which commenced on November 4, 2024. This NCIB was completed on November 3, 2025, at which point the Company purchased and cancelled a total of 1,781,550 common shares (85%) under this NCIB, which resulted in a decrease to common shares of $15,736 and a decrease to additional paid-in capital of $22,153.
d) Dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2024	February 20, 2024	$0.10	March 8, 2024	April 5, 2024	$2,673
Q2 2024	April 30, 2024	$0.10	May 31, 2024	July 5, 2024	$2,673
Q3 2024	July 31, 2024	$0.10	August 30, 2024	October 4, 2024	$2,624
Q4 2024	October 29, 2024	$0.12	November 27, 2024	January 5, 2025	$3,022
Q1 2025	February 24, 2025	$0.12	March 13, 2025	April 9, 2025	$3,557
Q2 2025	May 14, 2025	$0.12	June 4, 2025	July 11, 2025	$3,429
Q3 2025	August 12, 2025	$0.12	August 29, 2025	October 3, 2025	$3,384
Q4 2025	November 10, 2025	$0.12	November 26, 2025	January 9, 2026	$3,272